Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 13	$ 22	$ 22	$ 122
Impairment expense	$ 0	$ 0	$ 190	$ 0
Patents
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	20 years		20 years